ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 24, 2017	Yana Dobkin Guss T +1 617 951 7109 yana.guss@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	MassMutual Select Funds (the “Registrant”) (File No. 811-08274)

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of the MassMutual Select Large Cap Value Fund series of the Registrant into the MassMutual Select Diversified Value Fund series of the Registrant.

The Registration Statement is proposed to become effective on November 24, 2017 pursuant to Rule 488 under the Securities Act of 1933, as amended. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Please direct any questions or comments regarding this filing to Yana Guss of Ropes & Gray LLP at 617.951.7109 or yana.guss@ropesgray.com, or, in her absence, to Jill Nareau Robert of MassMutual at 860.562.2241 or jnareaurobert@massmutual.com.

Very truly yours,

/s/ Yana D. Guss

Yana D. Guss, Esq.